Note 1 - Corporate Information (Details Textual) R$ in Millions, $ in Millions, $ in Millions							9 Months Ended			12 Months Ended
		Dec. 09, 2020 BRL (R$) shares	May 13, 2020 BRL (R$) shares	Dec. 19, 2019 BRL (R$) shares	Jun. 08, 2018 USD ($)	Jun. 08, 2018 BRL (R$)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 ARS ($)	Sep. 30, 2017 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)		Dec. 31, 2018 BRL (R$)	Jul. 02, 2020
Statement Line Items [Line Items]
COVID-19 impact expense	[1]									R$ 263.2		[2]
Maximum term of equity swap agreement (Month)		1 year 180 days	1 year 180 days	1 year 180 days
Maximum exposure of common shares under a equity swap agreement (in shares) | shares		80,000,000	65,000,000	80,000,000
Maximum exposure of common shares under a equity swap agreement, amount		R$ 1,200.0	R$ 1,000.0	R$ 1,500.0
Maximum exposure of common shares under a equity swap agreement, not settled (in shares) | shares		137,014,453
Proceeds from sales of interests in associates											205.4
Exceptional items										R$ (452.0)	R$ (397.2)	[3]	(86.4)
Barbados Bottling Co [member]
Statement Line Items [Line Items]
Proceeds from sales of interests in associates					$ 53	R$ 179.0
Gains (losses) recognised when control of subsidiary is lost					$ 22	R$ 75.0
Exceptional items													79.0
CERVECERIA Y MALTERIA QUILMES SAICA Y G [member]
Statement Line Items [Line Items]
Gains (losses) recognised when control of subsidiary is lost								$ 306	R$ 50.0
Exceptional items													R$ 30.0
Payments to a subsidiary for completion of 3rd party licensing transaction | $							$ 50
Tenedora [Member] | ELJ [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock														15.00%
Tenedora [Member] | ELJ [Member] | Tranche A [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock														12.11%
Tenedora [Member] | ELJ [Member] | Tranche B [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock														2.89%

[1]	COVID-19 expenses refer to (a) additional administrative expenses to ensure the safety of our people (increased frequency of cleaning at our facilities, providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-19 pandemic.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.
[3]	2019 restated to reflect the change in accounting policy, as Note 3.